Offerings - Offering: 1	Jan. 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act. (c) Includes additional shares of common stock that may be issued upon exercise of a 30-day option granted to the underwriters to cover over-allotments, if any.